RELATED PARTY BALANCES AND TRANSACTIONS (Schedule of Transactions with Related Parties) (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Related Party Transaction [Line Items]
Revenues	$ 6,547	$ 6,354
Expenses:
Cost of sales	1,693	1,138
Operating expenses:
Research and development, net	1,836	1,638
Sales and marketing, net	1,527	2,041
General and administrative	871	641
Financial expenses	289	(452)
Transactions With Related Parties [Member]
Related Party Transaction [Line Items]
Revenues	5,751	62
Expenses:
Cost of sales	36	10
Operating expenses:
Research and development, net	37	64
Sales and marketing, net	30	29
General and administrative	$ 41	$ 16